Lord Abbett Equity Trust

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 15, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Equity Trust (the “Registrant”)
1933 Act File No. 333-60304
1940 Act File No. 811-10371

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the U.S. Securities and Exchange Commission is Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The purpose of the Amendment is to register two new classes of shares of the Registrant identified as Class F3 and T.

Before the designated effective date of February 13, 2017, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2279.

Very truly yours,

/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Vice President and Assistant Secretary